Subsequent Events - Additional Information (Detail)						9 Months Ended	12 Months Ended
	Oct. 02, 2016 USD ($)	May 17, 2016 $ / shares shares	Mar. 04, 2016 USD ($)	Jan. 08, 2016 USD ($) $ / shares shares	Jan. 04, 2016 USD ($)	Oct. 01, 2016 USD ($) $ / shares shares	Dec. 28, 2013 USD ($)	Jan. 02, 2016 $ / shares shares	Dec. 27, 2014 $ / shares shares
Subsequent Event [Line Items]
Cash distribution paid				$ 666,000,000
Cash distribution paid to Sponsors					$ 657,000,000
Line of credit outstanding amount				$ 314,000,000
Additional unvested RSUs granted | shares				270,353,000,000
Outstanding Stock Option Awards and EARs, exercise price reduced | $ / shares				$ 3.65
Business acquisition purchase price						$ 96,000,000
Business acquisition contingent consideration						$ 6,000,000
Reverse stock split ratio		0.37				0.37
Common stock, par value | $ / shares		$ 0.01				$ 0.01		$ 0.01	$ 0.01
Common stock, shares authorized | shares		600,000,000				600,000,000		600,000,000	600,000,000
Broadline Distributor [Member]
Subsequent Event [Line Items]
Business acquisition purchase price			$ 39,000,000				$ 14,000,000
Business acquisition contingent consideration							$ 2,000,000
Maximum [Member] | Broadline Distributor [Member]
Subsequent Event [Line Items]
Business acquisition contingent consideration			$ 7,000,000
Subsequent Event [Member] | Jeraci Food Distributors, Inc. and Save on Seafood [Member]
Subsequent Event [Line Items]
Combined annual sales of acquired entities	$ 100,000,000